AST Bond Portfolio 2018
SUMMARY: AST BOND PORTFOLIO 2018
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AST Bond Portfolio 2018
Management Fees		0.64%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Acquired Fund Fees & Expenses
Total Annual Portfolio Operating Expenses		0.78%
Fee Waiver or Expense Reimbursement	[1]
Net Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.78%
[1]	The Investment Managers (Prudential Investments LLC and AST Investment Services, Inc.) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, acquired fund fees and expenses and extraordinary expenses) do not exceed 1.00% of the Portfolio's average daily net assets through April 30, 2013. This arrangement may not be terminated or modified prior to April 30, 2013, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after April 30, 2013 will be subject to review by the Investment Managers and the Fund's Board of Trustees.

Example.

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AST Bond Portfolio 2018	80	249	433	966

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 495% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

Under normal market conditions, the Portfolio invests at least 80% of its investable assets in bonds. For purposes of this 80% policy, bonds include: (i) all debt securities and all fixed-income securities, excluding preferred stock, issued by both government and non-government issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed-income securities. As used in this Prospectus, the term "investable assets" refers to the Portfolio's net assets plus any borrowings for investment purposes. The Portfolio's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Portfolio is managed to mature in the year identified in its name in order to match the related liability under certain living benefit programs. As a result, the Portfolio's duration and weighted average maturity will decline over time as the relevant maturity date approaches. On or about the Portfolio's maturity date, all of the securities held by the Portfolio will be sold and all of the outstanding shares of beneficial interest of the Portfolio will be redeemed. Proceeds from that redemption will be reallocated in accordance with the procedures applicable to the contact owner's variable contract.

The Portfolio's subadviser currently intends to maintain an overall weighted average credit quality rating of A– or better for the Portfolio. This target overall credit quality for the Portfolio will be based on ratings as of the date of purchase. In the event the overall credit quality drops below A– due to downgrades of individual portfolio securities, the Portfolio's subadviser will take appropriate action based upon the relevant facts and circumstances.

Principal Risks of Investing in the Portfolios.

The risks identified below are the principal risks of investing in the Portfolios. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolios. An investment in a Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolios make every effort to achieve their objectives, the Portfolios can't guarantee success.

Asset Transfer Program Risk. The Portfolio is used in connection with certain benefit programs under Prudential variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for Prudential to manage the guarantees offered in connection with these benefit programs, Prudential will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and other Portfolios (or, for one guaranteed minimum withdrawal benefit program, the insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the subadviser to purchase and sell securities at inopportune times and by otherwise limiting the subadviser's ability to fully implement the Portfolio's investment strategies. In addition, these pre-determined mathematical formulas may result in relatively small asset bases and relatively high operating expense ratios for the Portfolios compared to other similar funds.

Fixed income securities risk. Investments in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Mortgage-backed securities risk. Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place. Moreover, mortgage-related securities issued by private, non-governmental issuers may experience higher rates of default on the underlying mortgages since these mortgage loans often do not meet the underwriting standards of government-issued mortgages.

The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association, the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation. Unlike Government National Mortgage Association securities, securities issued or guaranteed by U.S. government-related organizations such as Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to the Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Market and management risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by an adviser or subadviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by an adviser or subadviser in making investment decisions for the Portfolio may not produce the desired results.

Expense risk. Your actual cost of investing in the Portfolio may be higher than the expenses shown above under "Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the Portfolio's average net assets decrease significantly.

Past Performance.

A number of factors, including risk, can affect how the Portfolio performs. The bar chart and table provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year and since inception of the Portfolio compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Annual Total Returns

Best Quarter:		Worst Quarter:
8.64%	3rd Quarter of 2011	-6.11%	2nd Quarter of 2009

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	1 year	Since Inception	Inception Date
AST Bond Portfolio 2018	13.58%	9.97%	Jan. 28, 2008
AST Bond Portfolio 2018 Barclays Capital U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	8.74%	6.01%	Jan. 28, 2008
AST Bond Portfolio 2018 Barclays Capital Fixed Maturity (2018) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes)	14.43%	9.81%	Jan. 28, 2008